Income Taxes - Summary of Income Tax Expense (Benefit) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax expense (benefit) [Abstract]
Payment of income tax	₩ 621,957	₩ 563,681	₩ 357,767
Adjustment in respect of prior years due to change in estimate	(32,100)	48,374	153,113
Current income tax directly recognized in equity	93,705	(350,348)	(198,714)
Current income tax expense	683,562	261,707	312,166
Generation and realization of temporary differences	(1,845,236)	(564,801)	(489,411)
Reclassified from equity to profit (loss)	0	(4,964)	0
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods	(15,244)	(38,708)	(43,653)
Changes in deferred tax on tax losses carryforwards	(1,650,017)	(9,175,755)	(1,641,823)
Tax credit carryforwards	(16,734)	34,019	(12,199)
Amount due to change in tax rate or regulations	5,836	73,991	18,931
Deferred tax benefit	(3,521,395)	(9,676,218)	(2,168,155)
Income tax benefit	(2,837,833)	(9,414,511)	(1,855,989)
Dividends of hybrid bond	0	4,149	4,736
Disposal of subsidiaries	0	406	0
Income tax directly adjusted to equity	0	4,555	4,736
Loss on valuation of financial assets at fair value through other comprehensive income	(10,624)	(31,416)	(9,753)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	4,863	40,390	24,220
Remeasurements of defined benefit liability	133,134	(322,489)	(126,890)
Investments in associates	(40,213)	(66,677)	(53,672)
Others	6,545	25,289	(37,355)
Income tax recognized as other comprehensive income (loss)	₩ 93,705	₩ (354,903)	₩ (203,450)